MARKET RISK BENEFITS - Schedule of Net Balance of Market Risk Benefit Asset and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Roll Forward]
Balance, beginning of year	$ 55	$ 114	$ 68
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	41	156
Balance, beginning of year, before effect of changes in the instrument-specific credit risk		39	112	$ 67
Acquisition from business combination	2,420	0	216
Derecognition	(129)	0	0
Issuance	7	89	27
Interest accrual	103	6	3
Attributed fees collected	159	45	28
Benefits payments	0	0	0
Effect of changes in interest rates	(112)	(106)	49
Effect of changes in equity markets	30	70	3
Effect of changes in equity index volatility	(119)	(129)	(29)
Effect of changes in future expected policyholder behavior	2	(13)	(4)
Effect of changes in other future expected assumptions	83	(33)	(204)
Balance, end of year, before the effect of changes in the instrument-specific credit risk	2,483	41	156
Effect of changes in the ending instrument-specific credit risk	316	14	(42)
Balance, end of year	2,799	55	114
Less: Reinsured MRB, end of year	(526)	0	0
Balance, end of year, net of reinsurance	2,273	55	114
Net amount at risk	$ 12,051	$ 868	$ 1,050
Weighted average attained age of contract holders (years)	71 years	66 years	65 years